Financial Risks - Summary of Credit Quality of USA's Available-For-Sale (AFS) CMBS Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total fair value	€ 7,119	€ 5,142
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial assets [line items]
Total amortized cost	3,339	5,306
Total fair value	3,375	5,340
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	3,335	5,301
Total fair value	3,372	5,337
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | CMBS and CRE CDOs [member]
Disclosure of financial assets [line items]
Total amortized cost	4	5
Total fair value	3	3
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AAA [member]
Disclosure of financial assets [line items]
Total amortized cost	2,626	4,295
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AAA [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	2,626	4,295
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AA [member]
Disclosure of financial assets [line items]
Total amortized cost	559	688
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | AA [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	559	688
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | A [member]
Disclosure of financial assets [line items]
Total amortized cost	63	141
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | A [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	63	141
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	3	73
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | BBB [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	3	73
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	88	110
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member] | CMBS [member]
Disclosure of financial assets [line items]
Total amortized cost	84	105
Aegon Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Less than BBB [member] | CMBS and CRE CDOs [member]
Disclosure of financial assets [line items]
Total amortized cost	€ 4	€ 5